Superannuation commitments - Sensitivity to changes in significant assumptions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Discount rate
Superannuation commitments
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 205	$ 120
annual salary increases
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 14	$ 8
inflation rate
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 188	$ 111
Expected lifetime
Superannuation commitments
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 45	$ 38
Increase in term of life expectancy	1 year	1 year